Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2021
Financial Instruments
Schedule of financial instruments, measured at fair value

The following table sets forth the financial instruments, measured at fair value, by level within the fair value hierarchy as of December 31, 2020 (in thousands):

	Fair Value Measurements
		(RMB)
		Quoted Prices in
		Active Market	Significant Other
		for Identical	Observable
		Assets	Inputs
	Total	(Level 1)	(Level 2)
Equity investments with readily determinable fair values	3,743,590	3,743,590	—
Short-term investments	13,273,026	—	13,273,026
Total	17,016,616	3,743,590	13,273,026

The following table sets forth the financial instruments, measured at fair value, by level within the fair value hierarchy as of December 31, 2021 (in thousands):

	Fair Value Measurements
		(RMB)
		Quoted Prices in
		Active Market	Significant Other	Significant
		for Identical	Observable	Unobservable
		Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Equity investments with readily determinable fair values	5,886,911	5,886,911	—	—
Short-term investments	12,281,548	—	12,281,548	—
Investments accounted for at fair values	194,280	—	—	194,280
Total	18,362,739	5,886,911	12,281,548	194,280